Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 08, 2025
Registrant Name	dei_EntityRegistrantName	iShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001100663
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 10, 2025
Document Effective Date	dei_DocumentEffectiveDate	Jan. 10, 2025
Prospectus Date	rr_ProspectusDate	Dec. 30, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A